Income Taxes - Schedule of Components Company's Net Deferred Tax Assets (Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Benefits from net operating loss and tax credit carryforwards	$ 248.1	$ 101.3
Differences in financial statement and tax accounting for:
Inventories, receivables and accruals	342.2	163.9
Deferred revenue	6.3	9.9
Share-based compensation	24.0	19.4
Other	49.7	18.3
Total deferred tax asset, gross	670.3	312.8
Less: Valuation allowance	(101.6)	(37.8)
Total deferred tax asset, net	568.7	275.0
Property, equipment and intangible assets	(906.9)	(288.1)
Basis difference in debt	(269.6)
Deferred interest expense	(76.3)	(76.3)
Total deferred tax liabilities	(1,252.8)	(364.4)
Total deferred taxes	$ (684.1)	$ (89.4)